Note 16 - Financial Instruments (Details Textual)		12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Dec. 20, 2016
Vessel Profit Participation Liability, Noncurrent			$ 1,067,500
Asset Impairment Charges, Total				$ 4,595,819
Long-term Debt, Fair Value		87,100,000
Difference Between Fair Value and Carrying Value		3,100,000
Long-term Debt, Total		$ 90,200,000
M/V Monika P. [Member]
Profit Sharing Agreement, Percentage						35.00%
Vessel Profit Participation Liability, Noncurrent			$ 1,067,500		$ 950,000
Assets Held-for-sale, Not Part of Disposal Group, Total	$ 8,230,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	5,000,000
Estimated cost to sell, property	100,000
Asset Impairment Charges, Total	3,330,000
M/V Aggeliki P. [Member]
Assets Held-for-sale, Not Part of Disposal Group, Total	5,390,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	4,300,000
Estimated cost to sell, property	170,000
Asset Impairment Charges, Total	$ (1,260,000)
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total			1
Derivative, Notional Amount			$ 10,000,000